Fair value measurement	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Fair Value Measurement Explanatory
Note 10

Fair value measurement
a) Fair value hierarchy
The fair

value hierarchy

classification of

financial and

non-financial assets

and liabilities

measured at

fair value

is
summarized in the table below.
During the

first six

months of

2022, assets

and liabilities

transferred from

Level 2

to Level

1, or

from Level

1 to
Level 2, that were held for the entire reporting

period, were not material.
Determination of fair values from quoted market

prices or valuation techniques
1
30.6.22 31.3.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 85,292 12,515 1,923 99,730 97,077 15,296 2,623 114,995 113,722 15,012 2,299 131,033
of which: Equity instruments 70,306 982 85 71,373 82,255 512 278 83,045 97,983 1,090 149 99,222
of which: Government bills /

bonds
8,633 1,409 9 10,052 7,579 1,491 10 9,080 7,135 1,351 10 8,496
of which: Investment fund units 5,728 1,040 18 6,786 6,495 2,030 16 8,541 7,843 1,364 21 9,229
of which: Corporate and municipal bonds 619 7,258 673 8,550 741 9,201 611 10,553 708 7,791 556 9,055
of which: Loans 0 1,553 1,010 2,563 0 1,726 1,577 3,303 0 3,099 1,443 4,542
of which: Asset-backed

securities
5 274 128 407 6 336 131 473 53 317 120 489
Derivative financial instruments 1,185 157,586 1,753 160,524 1,512 137,116 1,683 140,311 522 116,482 1,140 118,145
of which: Foreign exchange

527 82,845 3 83,375 750 66,804 6 67,559 255 53,046 7 53,307
of which: Interest rate

0 37,930 351 38,281 0 36,372 772 37,144 0 32,747 494 33,241
of which: Equity /

index

0 33,266 680 33,946 0 29,477 450 29,927 0 27,861 384 28,245
of which: Credit derivatives 0 1,446 640 2,087 0 1,392 338 1,730 0 1,179 236 1,414
of which: Commodities 0 1,936 76 2,013 0 2,886 58 2,944 0 1,590 16 1,606
Brokerage

receivables
0 19,289 0 19,289 0 20,762 0 20,762 0 21,839 0 21,839
Financial assets at fair value not held for trading 20,844 32,226 4,171 57,240 25,704 30,838 4,033 60,575 27,278 28,185 4,180 59,642
of which: Financial assets for unit-linked
investment contracts 14,341 0 8 14,348 18,475 0 1 18,476 21,110 187 6 21,303
of which: Corporate and municipal bonds 131 14,361 249 14,741 137 12,665 288 13,090 123 13,937 306 14,366
of which: Government bills /

bonds
5,954 4,607 0 10,561 6,713 4,561 0 11,274 5,624 3,236 0 8,860
of which: Loans 0 3,301 976 4,277 0 3,815 869 4,684 0 4,982 892 5,874
of which: Securities financing transactions 0 9,881 108 9,989 0 9,677 100 9,776 0 5,704 100 5,804
of which: Auction rate securities 0 0 1,644 1,644 0 0 1,635 1,635 0 0 1,585 1,585 of which: Investment fund units 317 74 112 504 291 120 112 523 338 137 117 591 of which: Equity instruments 101 0 721 822 89 0 699 788 83 2 681 765
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 55 2,196 0 2,251 2,341 6,751 0 9,093 2,704 6,140 0 8,844
of which: Asset-backed

securities
2
0 0 0 0 0 4,639 0 4,639 0 4,849 0 4,849
of which: Government bills /

bonds
2
0 18 0 18 2,293 19 0 2,312 2,658 27 0 2,686
of which: Corporate and municipal bonds 55 2,178 0 2,233 48 2,093 0 2,141 45 1,265 0 1,310
Non-financial

assets measured at fair value on a recurring basis
Precious metals and other physical commodities 4,377 0 0 4,377 4,626 0 0 4,626 5,258 0 0 5,258
Non-financial

assets measured at fair value on a non-recurring

basis
Other non-financial

assets
3
0 0 22 22 0 0 24 24 0 0 26 26
Total assets measured at fair value 111,753 223,812 7,868 343,434 131,260 210,763 8,363 350,386 149,484 187,658 7,645 344,787
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.22 31.3.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 24,393 5,932 125 30,450 26,770 7,841 76 34,687 25,413 6,170 105 31,688
of which: Equity instruments 16,323 440 89 16,852 19,390 328 61 19,778 18,328 513 83 18,924
of which: Corporate and municipal bonds 39 4,159 33 4,231 32 5,728 15 5,775 30 4,219 17 4,266 of which: Government bills /

bonds
6,979 1,049 0 8,028 6,857 1,047 0 7,905 5,883 826 0 6,709
of which: Investment fund units 1,051 261 2 1,314 491 695 1 1,187 1,172 555 6 1,733
Derivative financial instruments 1,294 153,887 1,711 156,892 1,505 135,069 1,869 138,444 509 118,558 2,242 121,309
of which: Foreign exchange

486 81,985 26 82,497 737 65,303 33 66,073 258 53,800 21 54,078
of which: Interest rate

0 34,585 96 34,681 0 33,518 221 33,739 0 28,398 278 28,675
of which: Equity /

index

0 33,561 1,076 34,638 0 32,182 1,142 33,324 0 33,438 1,511 34,949
of which: Credit derivatives 0 1,448 373 1,820 0 1,421 370 1,791 0 1,412 341 1,753
of which: Commodities 0 2,107 76 2,183 0 2,530 74 2,604 0 1,503 63 1,566
Financial liabilities designated at fair value on a recurring basis
Brokerage

payables designated at fair value
0 49,798 0 49,798 0 48,015 0 48,015 0 44,045 0 44,045
Debt issued designated at fair value 0 59,973 10,484 70,457 0 58,643 10,778 69,421 0 59,606 11,854 71,460
Other financial liabilities designated at fair value 0 27,980 2,393 30,373 0 29,500 2,874 32,374 0 29,258 3,156 32,414
of which: Financial liabilities related to unit-linked
investment contracts 0 14,503 0 14,503 0 18,661 0 18,661 0 21,466 0 21,466
of which: Securities

financing transactions
0 12,024 2 12,026 0 9,386 2 9,388 0 6,375 2 6,377
of which: Over-the-counter

debt instruments
0 1,157 879 2,036 0 1,299 970 2,269 0 1,334 794 2,128
Total liabilities measured at fair value 25,687 297,570 14,713 337,970 28,275 279,067 15,598 322,941 25,922 257,637 17,357 300,916
1 Bifurcated embedded

derivatives are presented

on the same balance

sheet lines as their

host contracts and

are not included

in this table.

The fair value

of these derivatives was

not material for

the
periods presented.

2 Effective 1 April 2022, a portfolio of assets previously classified as Financial assets measured at fair value through other comprehensive income was reclassified to Other financial
assets measured at amortized cost. Refer to Note 1 for more information.

3 Other non-financial

assets primarily consist of properties and other non-current assets held for sale, which are measured at
the lower of their net carrying amount or fair value less costs to sell.
b) Valuation adjustments
The table below summarizes the changes in deferred

day-1 profit or loss reserves during the relevant

period.

Deferred day-1 profit or loss is generally released into
Other net

income from

financial instruments

measured

at fair
value

through

profit

or

loss
when

the

pricing

of

equivalent

products

or

the

underlying

parameters

become
observable or when the transaction is closed out.
Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Reserve balance at the beginning of the period 425 418 387 418 269
Profit /

(loss)

deferred on new transactions
86 75 97 161 278
(Profit)

/

loss recognized in the income statement
(58) (69) (79) (127) (142)
Foreign currency translation (1) 0 0 (1) (1)
Reserve balance at the end of the period 451 425 405 451 405
The table below summarizes other valuation

adjustment reserves recognized on the

balance sheet.
Other valuation adjustment reserves on the

balance sheet
As of
Life-to-date

gain /

(loss),

USD m
30.6.22 31.3.22 31.12.21
Own credit adjustments on financial liabilities designated at fair value 406 114 (315)
of which: debt issued designated at fair value 251 87 (144)
of which: other financial liabilities designated at fair value 154 27 (172)
Credit valuation adjustments
1
(36) (45) (44)
Funding valuation adjustments (8) (41) (49)
Debit valuation adjustments 5 4 2
Other valuation adjustments (869) (887) (913)
of which: liquidity (326) (343) (341)
of which: model uncertainty (543) (544) (571)
1 Amount does not include reserves against defaulted counterparties.
c) Level 3 instruments: valuation techniques

and inputs
The

table

below

presents material

Level 3

assets

and

liabilities,

together

with

the

valuation

techniques

used

to
measure fair value,

as well as

the inputs used

in a given

valuation technique that are

considered significant as of
30 June 2022 and unobservable, and a range

of values for those unobservable inputs.
The range of values represents

the highest-

and lowest-level inputs

used in the valuation techniques.

Therefore the
range does

not reflect

the level

of uncertainty

regarding

a particular

input or an

assessment

of the reasonableness

of
UBS AG’s estimates and assumptions, but rather the different underlying characteristics of the

relevant assets and
liabilities

held by UBS

AG.

The significant unobservable

inputs disclosed in

the table below

are consistent with

those included in

“Note 21 Fair
value measurement” in the “Consolidated financial

statements” section of the Annual

Report 2021.
Valuation techniques and inputs

used in the fair value measurement of Level

3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.22 31.12.21
USD bn 30.6.22 31.12.21 30.6.22 31.12.21 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 0.9 0.0 0.0
Relative value to
market

comparable
Bond price equivalent 14 103 88 16 143 98 points
Discounted expected
cash flows Discount margin 447 447 434 434
basis
points
Traded loans, loans
measured at fair value, loan
commitments and
guarantees 2.3 2.8 0.0 0.0
Relative value to
market

comparable
Loan price equivalent 20 100 98 0 101 99 points
Discounted expected
cash flows Credit spread 200 800 374 175 800 436
basis
points
Market

comparable
and securitization
model Credit spread 125 1,423 329 28 1,544 241
basis
points
Auction rate securities 1.6 1.6
Discounted expected
cash flows Credit spread 115 197 154 115 197 153
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market

comparable
Net asset value
Equity instruments
3
0.8 0.8 0.1 0.1
Relative value to
market

comparable
Price
Debt issued designated at
fair value
4
10.5 11.9
Other financial liabilities
designated at fair value 2.4 3.2
Discounted expected
cash flows Funding spread 25 175 24 175
basis
points
Derivative financial instruments
Interest rate 0.4 0.5 0.1 0.3 Option model Volatility of interest rates 67 155 65 81 basis
points
Credit derivatives 0.6 0.2 0.4 0.3
Discounted expected
cash flows
Credit spreads

6 416 1 583
basis
points
Bond price equivalent 3 185 2 136 points
Equity /

index
0.7 0.4 1.1 1.5 Option model Equity dividend yields 0 12 0 11%
Volatility of equity stocks,
equity and other indices 3 145 4 98%
Equity-to-FX

correlation
(29)
84 (29) 76%
Equity-to-equity
correlation (25) 100 (25) 100%
1 The ranges of significant unobservable inputs are represented in points,

percentages and basis points. Points are

a percentage of par (e.g.,

100 points would be 100%

of par).

2 Weighted averages are provided
for most non-derivative

financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments.

Weighted averages are not provided for inputs related

to Other financial
liabilities designated at

fair value and

Derivative financial instruments,

as this would

not be meaningful.

3 The

range of inputs

is not disclosed,

as there is

a dispersion of

values given the

diverse nature of

the
investments.

4 Debt issued

designated at fair value primarily

consists of structured notes,

which include variable maturity

notes with various equity and

foreign exchange underlying risks,

rates-linked

and credit-
linked notes,

all of which have embedded derivative parameters that are

considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments
lines in this table.
d) Level 3 instruments: sensitivity to changes

in unobservable input assumptions
The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or
more of

the unobservable

inputs to

reflect reasonably

possible alternative

assumptions would

change fair

value
significantly, and the estimated effect thereof.

The

sensitivity data

shown below

presents an

estimation of

valuation uncertainty

based

on

reasonably possible
alternative values for Level 3

inputs at the balance sheet

date and does not represent

the estimated effect of stress
scenarios. Typically,

these financial

assets and

liabilities are

sensitive to

a combination

of inputs

from Levels 1–3.
Although well-defined interdependencies may exist

between Level 1 / 2 parameters and

Level 3 parameters (e.g.,
between interest rates,

which are generally

Level 1 or Level 2,

and prepayments,

which are generally

Level 3), these
have not been incorporated

in the table. Furthermore,

direct interrelationships between

the Level 3 parameters are
not a significant element of the valuation uncertainty.
Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
30.6.22 31.3.22 31.12.21
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans designated at fair value, loan commitments and guarantees 25 (32) 15 (20) 19 (13)
Securities financing transactions 53 (55) 47 (52) 41 (53)
Auction rate securities 79 (79) 79 (79) 66 (66)
Asset-backed

securities
25 (19) 25 (18) 20 (20)
Equity instruments 177 (152) 170 (144) 173 (146)
Interest rate derivatives, net 41 (54) 69 (62) 29 (19)
Credit derivatives, net 7 (6) 8 (7) 5 (8)
Foreign exchange derivatives, net 11 (7) 16 (9) 19 (11)
Equity /

index derivatives, net
382 (374) 410 (367) 368 (335)
Other 63 (90) 53 (81) 50 (73)
Total 861 (868) 892 (839) 790 (744)
1 Sensitivity of issued and over-the-counter

debt instruments is reported with the equivalent derivative or securities financing instrument.
e) Level 3 instruments: movements during

the period
The

table

on

the

following

page

presents

additional

information

about

material

Level 3

assets

and

liabilities
measured at fair value on a recurring basis. Level 3 assets and liabilities may be hedged with instruments classified
as Level 1 or Level 2 in the fair value

hierarchy and, as a result, realized

and unrealized gains and losses

included in
the table may not include

the effect of related hedging

activity. Furthermore, the realized

and unrealized gains and
losses presented in the table are not limited

solely to those arising from Level 3 inputs, as valuations

are generally
derived from both observable and unobservable

parameters.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are

presented

as

if

those

assets

or

liabilities

had

been
transferred at the beginning of the year.
Movements of Level 3 instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the six months ended 30 June 2022
2
Financial assets at fair value held for
trading 2.3 (0.1) (0.2) 0.3 (1.3) 1.0 0.0 0.1 (0.3) (0.0) 1.9
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds
0.6 (0.0) (0.0) 0.2 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.2) 1.0 0.0 0.0 (0.2) (0.0) 1.0
Derivative financial instruments –
assets 1.1 0.5 0.6 0.0 0.0 0.5 (0.4) 0.2 (0.2) (0.0) 1.8
of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.0 (0.1) 0.1 (0.1) (0.0) 0.4 of which: Equity /

index
0.4 0.3 0.3 0.0 0.0 0.2 (0.2) 0.0 (0.0) (0.0) 0.7
of which: Credit derivatives 0.2 0.1 0.1 0.0 0.0 0.2 (0.0) 0.1 0.0 0.0 0.6
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.6 (0.6) 0.0 (0.0) 0.0 (0.1) (0.1) 4.2 of which: Loans 0.9 (0.0) (0.0) 0.5 (0.2) 0.0 0.0 0.0 (0.1) (0.0) 1.0
of which: Auction rate securities 1.6 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.7 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 (0.0) 0.7
Derivative financial instruments –
liabilities 2.2 (0.6) (0.6) 0.0 0.0 0.9 (0.8) 0.1 (0.1) (0.1) 1.7
of which: Interest rate 0.3 (0.2) (0.2) 0.0 0.0 0.1 (0.0) 0.0 0.0 (0.0) 0.1 of which: Equity /

index
1.5 (0.3) (0.3) 0.0 0.0 0.6 (0.7) 0.0 (0.1) (0.0) 1.1
of which: Credit derivatives 0.3 (0.1) (0.1) 0.0 0.0 0.1 0.0 0.1 (0.0) (0.0) 0.4
Debt issued designated at fair value 11.9 (1.9) (1.6) 0.0 0.0 4.2 (2.7) 0.7 (1.3) (0.4) 10.5
Other financial liabilities designated at
fair value 3.2 (0.7) (0.7) 0.0 0.0 0.2 (0.1) 0.0 (0.2) (0.0) 2.4
For the six months ended 30 June 2021
Financial assets at fair value held for
trading 2.3 (0.0) (0.0) 0.3 (0.8) 0.4 0.0 0.2 (0.2) (0.0) 2.1
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds

0.8
0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 (0.1) (0.0) 0.8
of which: Loans 1.1 0.0 0.0 0.1 (0.5) 0.4 0.0 0.0 (0.2) 0.0 1.0
Derivative financial instruments –
assets 1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.4) (0.0) (0.1) (0.0) 1.5
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 (0.0) 0.3 of which: Equity /

index
0.9 0.1 0.1 0.0 0.0 0.3 (0.4) (0.0) (0.1) (0.0) 0.8
of which: Credit derivatives 0.3 (0.1) (0.1) 0.0 0.0 0.1 (0.0) 0.0 (0.0) 0.0 0.3
Financial assets at fair value not held
for trading 3.9 0.1 0.1 0.7 (0.3) 0.0 0.0 0.1 (0.0) (0.0) 4.5 of which: Loans 0.9 (0.0) 0.0 0.4 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 1.1
of which: Auction rate securities 1.5 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.6
Derivative financial instruments –
liabilities 3.5 0.2 (0.0) 0.0 0.0 0.7 (1.2) 0.0 (0.2) (0.0) 2.9
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.5 of which: Equity /

index
2.3 0.4 0.2 0.0 0.0 0.5 (1.1) 0.0 (0.2) (0.0) 1.9
of which: Credit derivatives 0.5 (0.2) (0.2) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.4
Debt issued designated at fair value
9.6 0.3 0.2 0.0 0.0 6.3 (2.9) 0.1 (0.8) (0.2) 12.5
Other financial liabilities designated at
fair value 2.1 (0.0) (0.0) 0.0 0.0 1.0 (0.2) 0.0 (0.0) (0.0) 2.9
1 Net gains /

losses included in comprehensive income are recognized in Net interest income and Other net income from financial instruments measured at fair value through profit or loss in the Income statement, and also in Gains /

(losses)

from own credit on financial liabilities designated at fair value, before tax in the Statement of comprehensive income.

2 Total Level 3 assets as of 30 June 2022 were USD
7.9
bn (31

December
2021: USD 7.6
bn). Total Level 3 liabilities as of 30

June 2022 were USD
14.7
bn (31

December 2021: USD
17.4 bn).
f) Financial instruments not measured

at fair value
The table

below reflects

the estimated

fair values

of financial

instruments not

measured at

fair value.

Valuation
principles applied

when determining fair

value estimates for

financial instruments not

measured at

fair value

are
consistent with those described in “Note 21 Fair Value measurement” in the “Consolidated financial statements”
section of the Annual Report 2021.
Financial instruments not measured at fair value
30.6.22 31.3.22 31.12.21
USD bn
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 190.4 190.4 206.8 206.8 192.8 192.8
Loans and advances to banks 16.4 16.4 17.8 17.8 15.4 15.3
Receivables from securities financing transactions 63.3 63.3 69.5 69.5 75.0 75.0
Cash collateral receivables on derivative instruments 43.8 43.8 39.3 39.3 30.5 30.5
Loans and advances to customers 384.9 374.6 394.0 387.9 398.7 397.9
Other financial assets measured at amortized cost
1
37.6 36.1 28.8 28.3 26.2 26.5
Liabilities
Amounts due to banks 15.2 15.2 16.6 16.6 13.1 13.1
Payables from securities financing transactions 6.0 6.0 7.1 7.1 5.5 5.5
Cash collateral payables on derivative instruments 40.5 40.5 39.6 39.6 31.8 31.8
Customer deposits 514.3 514.3 543.0 542.9 544.8 544.8
Funding from UBS Group AG

57.1 56.2 57.5 58.4 57.3 58.8
Debt issued measured at amortized cost 65.8 65.1 75.0 75.2 82.4 82.8
Other financial liabilities measured at amortized cost
2
7.4 7.4 6.9 6.9 6.3 6.3
1 Effective 1 April 2022, a portfolio of assets previously classified as Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost.
Refer to Note 1 for more information.

2 Excludes lease liabilities.